Selling expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Selling Expenses [Abstract]
Summary Of Selling Expenses

Selling expenses are analysed as follows:

	2020	2019	2018
Shipping and handling costs	28,749	35,513	40,765
Labour costs	20,077	23,782	24,772
Depreciation and amortization	12,441	11,805	2,274
Customs duties	6,958	9,261	2,860
Commissions to sales representatives	5,403	8,393	10,225
Advertising expenses	4,837	7,145	12,687
Impairment of non-financial assets	2,450	—	—
Utilities	2,149	2,457	2,394
Insurance costs	1,421	1,291	1,111
Fairs	591	1,864	2,308
Samples	582	519	995
Leases	483	649	12,553
Promotion	409	651	920
Consultancy services costs	284	305	630
COVID-19 rent concessions	(1,799)	—	—
COVID-19 government grants	(1,534)	—	—
Other	1,017	1,615	503
Total	84,518	105,250	114,997